American Century Target Maturities Trust

PROSPECTUS SUPPLEMENT

TARGET 2005 FUND * TARGET 2010 FUND * TARGET 2015 FUND
TARGET 2020 FUND * TARGET 2025 FUND * TARGET 2030 FUND

Supplement dated July 1, 2003 * Prospectus dated February 1, 2003
                                (Investor Class and Advisor/C Class)

The following replaces the Average Annual Total Returns tables on pages 6 and 7 of the Investor Class prospectus:

    INVESTOR CLASS

                                                             1        5          10       Life of
    For the calendar year ended December 31, 2002            year     years      years    Fund(1)
    -----------------------------------------------------------------------------------------------
    Target 2005
    Return Before Taxes                                    10.14%     7.56%     8.83%     12.54%
    Return After Taxes on Distributions                     8.40%     5.32%     5.39%     N/A
    Return After Taxes on Distributions
     and Sale of Fund Shares                                6.22%     5.01%     5.30%     N/A
    11/15/2005 Maturity STRIPS Issue(2)                    10.83%     8.34%     9.38%     13.95%(3)
     (reflects no deduction for fees, expenses or taxes)
    Merrill Lynch Long-Term Treasury Index                 16.77%     8.70%     9.37%     11.38%(3)
     (reflects no deduction for fees, expenses or taxes)
    -----------------------------------------------------------------------------------------------
    Target 2010
    Return Before Taxes                                    18.29%     8.94%    10.61%     14.04%
    Return After Taxes on Distributions                    15.56%     6.40%     7.73%     N/A
    Return After Taxes on Distributions
     and Sale of Fund Shares                               11.72%     5.99%     7.30%     N/A
    11/15/2010 Maturity STRIPS Issue(2)                    19.18%     9.76%    11.35%     15.35%(3)
     (reflects no deduction for fees, expenses or taxes)
    Merrill Lynch Long-Term Treasury Index                 16.77%     8.70%     9.37%     11.38%(3)
     (reflects no deduction for fees, expenses or taxes)
    -----------------------------------------------------------------------------------------------
    Target 2015
    Return Before Taxes                                    21.24%     8.63%    11.58%     10.51%
    Return After Taxes on Distributions                    19.03%     6.40%     8.26%     N/A
    Return After Taxes on Distributions
     and Sale of Fund Shares                               13.04%     5.84%     7.85%     N/A
    11/15/2015 Maturity STRIPS Issue(2)                    22.58%     9.54%    12.34%     10.11%(4)
     (reflects no deduction for fees, expenses or taxes)
    Merrill Lynch Long-Term Treasury Index                 16.77%     8.70%     9.37%      9.18%(4)
     (reflects no deduction for fees, expenses or taxes)
    -----------------------------------------------------------------------------------------------

    (1) The inception dates are: Target 2005 and Target 2010: March 25, 1985;
        Target 2015: September 1, 1986. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

    (2) Each Target fund is designed to perform like a zero-coupon security with the same term to maturity as the fund. The STRIPS issues listed in this table are U.S. Treasury zero-coupon securities with maturity dates similar to the respective fund. The STRIPS issues are not indices, but are important benchmarks of the Target funds' performance.

    (3) Since March 31, 1985, the date closest to the funds' inception for which data are available.

    (4) Since August 31, 1996, the date closest to the funds' inception for which data are available.

                                                             1              5            10             Life of
    For the calendar year ended December 31, 2002            year           years        years          Fund(1)
    ----------------------------------------------------------------------------------------------------------------------------
    Target 2020
    Return Before Taxes                                      21.45%         8.25%        12.18%         10.88%
    Return After Taxes on Distributions                      17.19%         3.56%        8.07%          N/A
    Return After Taxes on Distributions
     and Sale of Fund Shares                                 14.60%         5.10%        8.51%          N/A
    11/15/2020 Maturity STRIPS Issue(2)                      22.13%         9.22%        12.87%         10.92%
     (reflects no deduction for fees, expenses or taxes)
    Merrill Lynch Long-Term Treasury Index                   16.77%         8.70%        9.37%          9.70%
     (reflects no deduction for fees, expenses or taxes)
    ----------------------------------------------------------------------------------------------------------------------------
    Target 2025
    Return Before Taxes                                      20.48%         8.48%        N/A            10.06%
    Return After Taxes on Distributions                      16.31%         5.63%        N/A            7.53%
    Return After Taxes on Distributions
     and Sale of Fund Shares                                 13.83%         5.59%        N/A            7.10%
    11/15/2025 Maturity STRIPS Issue(2)                      21.36%         9.18%        N/A            10.97%(3)
     (reflects no deduction for fees, expenses or taxes)
    Merrill Lynch Long-Term Treasury Index                   16.77%         8.70%        N/A            9.13%(3)
     (reflects no deduction for fees, expenses or taxes)
    ----------------------------------------------------------------------------------------------------------------------------
    Target 2030
    Return Before Taxes                                      23.24%         N/A          N/A            13.35%
    Return After Taxes on Distributions                      21.15%         N/A          N/A            11.32%
    Return After Taxes on Distributions
     and Sale of Fund Shares                                 14.25%         N/A          N/A            9.70%
    05/15/2030 Maturity STRIPS Issue(2)                      26.40%         N/A          N/A            16.08%(4)
     (reflects no deduction for fees, expenses or taxes)
    Merrill Lynch Long-Term Treasury Index                   16.77%         N/A          N/A            14.03%(4)
     (reflects no deduction for fees, expenses or taxes)
    ----------------------------------------------------------------------------------------------------------------------------

    (1) The inception dates are:  Target 2020: December 29, 1989;  Target
        2025; February 15, 1996; and Target 2030: June 1, 2001. Only
        funds with performance history for less than 10 years show after-tax returns for life of fund.

    (2) Each Target fund is designed to perform like a zero-coupon security with the same term to maturity as the fund. The STRIPS issues listed in this table are U.S. Treasury zero-coupon securities with maturity dates similar to the respective fund. The STRIPS issues are not indices, but are important benchmarks of the Target funds' performance.

    (3) Since February 29, 1996, the date closest to the fund's inception for which data are available.

    (4) Since May 31, 2001, the date closest to the fund's inception for which data are available.

The following replaces the Shareholder fees chart on page 7 of the Advisor/C
Class prospectus.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    ---------------------------------------------------------------------------------------
    C Class
     Maximum Deferred Sales Charge (load) (as a percentage of net asset value)    1.00%(1)
    ---------------------------------------------------------------------------------------

    (1) The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 1.00% during the first year after purchase and is eliminated thereafter.

The following replaces the first paragraph under the heading Calculation of CDSC on page 20 of the Advisor/C Class prospectus:

    C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

SH-SPL-35102   0307

American Century Target Maturities Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

TARGET 2005 FUND * TARGET 2010 FUND * TARGET 2015 FUND * TARGET 2020 FUND
TARGET 2025 FUND * TARGET 2030 FUND

Supplement dated July 1, 2003 * Statement of Additional Information dated
                                February 1, 2003

The following replaces the second sentence under the heading Dealer Concessions on page 27:

    Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary.

SH-SPL-35101   0307